Schedule of Investments September 30, 2022 (unaudited)

Prospector Capital Appreciation Fund

Description	Shares	Value
COMMON STOCKS - 73.6%
Banks - 8.6%
Comerica	3,550	$252,405
First Bancorp	21,750	297,540
KeyCorp	17,700	283,554
Pinnacle Financial Partners	2,600	210,860
SouthState	5,200	411,424
Synovus Financial	10,850	406,983
US Bancorp	7,000	282,240
		2,145,006
Communication Services - 1.0%
Alphabet, Inc. - Class A *	2,575	246,299
Consumer Discretionary - 3.4%
Darden Restaurants	3,620	457,278
Expedia Group *	1,750	163,958
Texas Roadhouse	2,450	213,787
		835,023
Consumer Staples - 5.8%
Church & Dwight	2,550	182,172
Colgate-Palmolive	2,275	159,819
Hostess Brands *	12,275	285,271
Mondelez International, Class A	7,190	394,227
Nestle	2,260	245,263
Walgreens Boots Alliance	5,780	181,492
		1,448,244
Diversified Financial Services - 3.6%
Berkshire Hathaway, Class B *	1,570	419,221
Federated Hermes, Class B	14,300	473,616
		892,837
Energy - 4.4%
Hess	5,270	574,378
Pioneer Natural Resources	2,425	525,085
		1,099,463
Healthcare - 7.2%
Abbott Laboratories	1,785	172,717
AstraZeneca - ADR	4,410	241,844
Merck & Co.	8,900	766,468
NuVasive *	5,500	240,955
Pfizer	8,000	350,080
ZimVie *	2,800	27,636
		1,799,700
Industrials - 9.2%
Curtiss-Wright	3,000	417,480
Eaton	5,820	776,155
Leidos Holdings	3,500	306,145
Pentair	4,750	192,993
Raytheon Technologies	4,150	339,719
Sensata Technologies Holding	6,450	240,456
		2,272,948

Description	Shares	Value
Information Technology - 4.3%
FARO Technologies *	9,050	248,332
Microsoft	1,100	256,190
Oracle	5,230	319,396
Paychex	2,150	241,252
		1,065,170
Insurance Brokers - 5.6%
Arthur J. Gallagher & Co.	3,675	629,234
Brown & Brown	12,530	757,814
		1,387,048
Life & Health Insurance - 4.9%
Globe Life	6,840	681,948
Voya Financial	8,750	529,375
		1,211,323
Materials - 3.7%
Agnico Eagle Mines	5,450	230,153
Axalta Coating Systems *	24,750	521,235
Louisiana-Pacific	3,320	169,951
		921,339
Property & Casualty Insurance - 6.4%
Fairfax Financial Holdings	770	351,890
First American Financial	4,475	206,297
Kemper	4,250	175,355
Markel *	225	243,950
W.R. Berkley	4,000	258,320
White Mountains Insurance Group	273	355,724
		1,591,536
Real Estate - 2.3%
Four Corners Property Trust	11,848	286,603
Howard Hughes *	5,090	281,935
		568,538
Reinsurance - 3.2%
Everest Re Group	1,550	406,782
RenaissanceRe Holdings	2,699	378,913
		785,695
Total Common Stocks
(Cost $14,844,071)		18,270,169

CONVERTIBLE BONDS - 20.8%	Par
Communication Services - 2.4%
Liberty Media
2.125%, 03/31/2048 (a)	$636,300	596,531
Healthcare - 5.6%
BioMarin Pharmaceutical
0.599%, 08/01/2024	723,000	716,372
Ligand Pharmaceuticals
0.750%, 05/15/2023	297,000	287,348
NuVasive
0.375%, 03/15/2025	445,000	387,984
		1,391,704
Industrials - 3.6%
Chart Industries
1.000%, 11/15/2024 (a)	72,000	226,282
Kaman
3.250%, 05/01/2024	724,000	679,474
		905,756

Description	Shares	Value
Information Technology - 7.3%
Akamai Technologies
0.125%, 05/01/2025	435,000	441,960
0.375%, 09/01/2027	218,000	202,849
Palo Alto Networks
0.750%, 07/01/2023	297,000	550,638
Verint Systems
0.250%, 04/15/2026	740,000	613,830
		1,809,277
Real Estate - 1.9%
Zillow Group
2.750%, 05/15/2025	521,000	473,589
Total Convertible Bonds
(Cost $5,090,875)		5,176,857

EXCHANGE TRADED FUND - 0.9%	Shares
Aberdeen Standard Physical Platinum Shares Fund *
(Cost $243,096)	2,750	219,753

SHORT-TERM INVESTMENT - 4.6%
First American Treasury Obligations Fund, Class X, 2.875%^
(Cost $1,144,453)	1,144,453	1,144,453

Total Investments - 99.9%
(Cost $21,322,495)		24,811,232
Other Assets and Liabilities, Net - 0.1%		20,187
Total Net Assets - 100.0%		$24,831,419

*	Non-income producing security
(a)	Security purchased within the terms of a private placement memorandum, except from registration under Rule 144A of the Securities Act 0f 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of September 30, 2022, the value of this investment was $822,813 or 3.3% of total net assets.
^	The rate shown is the seven-day yield effective September 30, 2022.

ADR - American Depositary Receipt

The industry classifications included in the Schedule of Investments are in accordance with the Global Industry Classification Standard (GICS ®) was developed by and/or are the exclusive property of MSCI, Inc. (MSCI) and Standard & Poor Financial Services LLC (S&P).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Exposure

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

September 30, 2022, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$18,270,169	$-	$-	$18,270,169
Convertible Bond	-	5,176,857	-	5,176,857
Exchange Traded Fund	219,753	-	-	219,753
Short-Term Investment	1,144,453	-	-	1,144,453
Total Investments	$19,634,375	$5,176,857	$-	$24,811,232

Refer to each Fund's Schedule of Investments for further sector breakout.